-----------------------------------
                                                   OMB APPROVAL
                                        -----------------------------------
                                        OMB Number:           3235-0006
                                        Expires:      December 31, 2009
                                        Estimated average burden
                                        hours per response..........22.6
                                        -----------------------------------



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             George Soros
Address:          c/o Soros Fund Management LLC
                  888 Seventh Avenue
                  New York, New York  10106


Form 13F File Number:      028-10418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jodye M. Anzalotta
Title:            Attorney-in-Fact (1)
Phone:            212-320-5531

Signature, Place, and Date of Signing:

/s/ Jodye M. Anzalotta                           NEW YORK, NEW YORK                          NOVEMBER 14, 2007
---------------------------                 ----------------------------                ---------------------------
        [Signature]                               [City, State]                                    [Date]


(1) Signed pursuant to a Power of Attorney, dated as of June 16, 2005, granted by Mr. George Soros included as an exhibit to the Form 13F filed by the Reporting Person on November 14, 2005.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         FORM 13F FILE NUMBER               NAME
         -----------------------            ---------------------------------

         028-06420                          Soros Fund Management LLC

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                            0
                                                             ------------------

Form 13F Information Table Entry Total:                                       3
                                                             ------------------

Form 13F Information Table Value Total:                                 $85,167
                                                             ------------------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ---------         -------------------------          ------------------

         None.

                                                           George Soros
                                                    Form 13F Information Table
                                                  Quarter ended September 30, 2007

                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                           FAIR MARKET   SHARES OR SH/
                       TITLE OF   CUSIP       VALUE      PRINCIPAL PRN  PUT/       SHARED  SHARED OTHER
ISSUER                  CLASS     NUMBER  (IN THOUSANDS)   AMOUNT       CALL  SOLE DEFINED OTHER  MANAGERS SOLE  SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC              COM     096227103     $1,448   1,590,741  SH          X                            X
---------------------------------------------------------------------------------------------------------------------------------
JETBLUE  AWYS CORP       COM     477143101    $78,559   8,520,498  SH                       X                      X
---------------------------------------------------------------------------------------------------------------------------------
APEX SILVER MINES LTD    ORD     G04074103     $5,160     265,309  SH          X                            X
---------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                       $85,167
(in thousands)

